Annual Maturities of Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Outstanding [Line Items]
2012	$ 4,339.2
2013	567.2
2014	1,462.3
2015	129.6
Debt oustanding	6,498.3
Commercial Papers
Debt Outstanding [Line Items]
2012	3,673.6
Debt oustanding	3,673.6
Bank Loan Obligations
Debt Outstanding [Line Items]
2012	45.6
2013	17.2
2014	173.5
Debt oustanding	236.3
Term Loan
Debt Outstanding [Line Items]
2012	620.0
2013	550.0
2014	1,288.8
2015	129.6
Debt oustanding	$ 2,588.4